Employee benefits (Tables)	9 Months Ended
Sep. 30, 2024
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations
The total net employee benefit obligations as at September 30, 2024 is as follows:

€m
Balance as of January 1, 2024	158.3
Service cost	1.5
Net interest expense	3.5
Benefits paid	(4.3)
Actuarial gain on pension scheme valuations	(1.8)
Contributions by employer	(0.7)
Other movements	(1.0)
Foreign exchange differences on translation	(0.9)
Balance as of September 30, 2024	154.6